UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21371
                                                    ----------

                              Phoenix Adviser Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

         Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,                   John H. Beers, Esq.
Counsel and Secretary for Registrant              Vice President and Secretary
   Phoenix Life Insurance Company                Phoenix Life Insurance Company
         One American Row                               One American Row
        Hartford, CT 06102                             Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: February 28
                                              ------------

                   Date of reporting period: November 30, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

PHOENIX ADVISER TRUST
GLOSSARY
November 30, 2005

ADR (AMERICAN DEPOSITARY RECEIPT)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

SPONSORED ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

NEW YORK SHARES (GUILDER SHARES)

Shares representing Dutch companies that are not permitted to trade outside of national borders.

PHOENIX FOCUSED VALUE FUND

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                         SHARES        VALUE
                                                       ----------   -----------

DOMESTIC COMMON STOCKS--67.4%

APPAREL RETAIL--2.1%
TJX Cos., Inc. (The)                                       58,400   $ 1,308,744

APPAREL, ACCESSORIES & LUXURY GOODS--2.0%
Liz Claiborne, Inc.                                        36,700     1,280,096

ASSET MANAGEMENT & CUSTODY BANKS--0.7%
State Street Corp.                                          8,100       467,289

BROADCASTING & CABLE TV--3.4%
Entercom Communications Corp.(b)                           35,100     1,117,935
Saga Communications, Inc. Class A(b)                       81,725     1,015,024
                                                                    -----------
                                                                      2,132,959
                                                                    -----------

CASINOS & GAMING--1.2%
International Game Technology                              25,200       739,620

CONSUMER FINANCE--1.0%
American Express Co.                                       11,700       601,614

DIVERSIFIED BANKS--3.9%
Wells Fargo & Co.                                          38,500     2,419,725

HEALTH CARE FACILITIES--3.4%
HCA, Inc.                                                  14,300       729,157
Health Management Associates, Inc. Class A                 40,700       953,194
Universal Health Services, Inc. Class B                     9,850       472,012
                                                                    -----------
                                                                      2,154,363
                                                                    -----------

HOME FURNISHING RETAIL--2.5%
Mohawk Industries, Inc.(b)                                 17,750     1,561,645

HYPERMARKETS & SUPER CENTERS--2.7%
Wal-Mart Stores, Inc.                                      34,600     1,680,176

MOTORCYCLE MANUFACTURERS--1.5%
Harley-Davidson, Inc.                                      17,200       926,392

MULTI-LINE INSURANCE--4.3%
American International Group, Inc.                         40,100     2,692,314

PACKAGED FOODS & MEATS--1.6%
General Mills, Inc.                                        20,700       983,871

PHARMACEUTICALS--1.3%
Johnson & Johnson                                          12,900       796,575

PROPERTY & CASUALTY INSURANCE--16.7%
Berkshire Hathaway, Inc. - Class A(b)                         103     9,207,170

                                                         SHARES        VALUE
                                                       ----------   -----------

PROPERTY & CASUALTY INSURANCE--(CONTINUED)
Cincinnati Financial Corp.                                 18,892   $   841,261
Markel Corp.(b)                                               570       180,832
Old Republic International Corp.                            6,037       160,645
                                                                    -----------
                                                                     10,389,908
                                                                    -----------

PUBLISHING & PRINTING--1.2%
Gannett Co., Inc.                                          11,900       733,278

REGIONAL BANKS--3.0%
Fifth Third Bancorp                                        46,300     1,864,501

SOFT DRINKS--0.4%
Coca-Cola Co. (The)                                         6,300       268,947

THRIFTS & MORTGAGE FINANCE--14.5%
Fannie Mae                                                 54,274     2,607,866
Freddie Mac                                                74,600     4,658,770
Golden West Financial Corp.                                27,900     1,807,641
                                                                    -----------
                                                                      9,074,277
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $37,862,068)                                        42,076,294
-------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--11.0%

DISTILLERS & VINTNERS--3.0%
Diageo plc Sponsored ADR (United Kingdom)                  31,500     1,831,725

PACKAGED FOODS & MEATS--6.0%
Cadbury Schweppes plc Sponsored ADR (United Kingdom)       39,400     1,520,052
Nestle S.A. Sponsored ADR (Switzerland)                    30,000     2,224,926
                                                                    -----------
                                                                      3,744,978
                                                                    -----------

SPECIALTY STORES--2.0%
Signet Group plc ADR (United Kingdom)                      69,700     1,255,994
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,556,313)                                          6,832,697
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--78.4%
(IDENTIFIED COST $44,418,381)                                        48,908,991
-------------------------------------------------------------------------------

                                                       PAR VALUE
                                                         (000)         VALUE
                                                       ----------   -----------

SHORT-TERM INVESTMENTS--21.5%

COMMERCIAL PAPER(d)--21.5%
UBS Finance Delaware LLC 4.02%, 12/1/05                $      965       965,000

PHOENIX FOCUSED VALUE FUND

                                                     PAR VALUE
                                                        (000)        VALUE
                                                     ----------   -----------

COMMERCIAL PAPER--(CONTINUED)
Private Export Funding Corp. 3.98%, 12/2/05          $    1,305   $ 1,304,856
BellSouth Corp. 4.01%, 12/5/05                            1,750     1,749,220
Kimberly-Clark Worldwide, Inc. 3.97%, 12/6/05             1,485     1,484,181
Procter & Gamble Co. (The) 4%, 12/7/05                    1,265     1,264,157
Dupont  (E.I.) de Nemours & Co. 4.01%, 12/12/05           2,190     2,187,317
Clipper Receivables Co. LLC 4.05%, 12/15/05                 930       928,535
Danske Corp. 4.05%, 12/15/05                              1,705     1,702,315
Honeywell International, Inc. 4%, 12/16/05                1,015     1,013,308
Govco, Inc. 4.21%, 1/9/06                                   850       846,123
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,445,012)                                      13,445,012
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $57,863,393)                                      62,354,003(a)

Other assets and liabilities, net--0.1%                                31,414
                                                                  -----------
NET ASSETS--100.0%                                                $62,385,417
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,879,314 and gross depreciation of $1,482,040 for federal income tax purposes. At November 30, 2005, the aggregate cost of securities for federal income tax purposes was $57,956,729.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

PHOENIX FOREIGN OPPORTUNITIES FUND

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2005
                                   (UNAUDITED)

                                                                 SHARES           VALUE
                                                             -------------    ------------
FOREIGN COMMON STOCKS(c)--96.5%

AUSTRALIA--6.7%
Macquarie Bank Ltd. (Investment Banking & Brokerage)                37,000    $  1,844,001
TABCORP Holdings Ltd. (Casinos & Gaming)                           107,595       1,228,784
Westfield Group (Real Estate Management & Development)             165,521       2,079,962
Westfield Group (Real Estate Management & Development)(b)            4,310          53,817
Woolworths Ltd. (Food Retail)                                      167,264       2,096,457
                                                                              ------------
                                                                                 7,303,021
                                                                              ------------

BELGIUM--1.6%
Colruyt SA (Food Retail)                                            13,300       1,787,981

BRAZIL--4.3%
Banco Itau Holding Financeira S.A. (Regional Banks)                 63,330       1,609,476
Companhia Vale do Rio Doce SP ADR (Diversified Metals &
   Mining)                                                          29,600       1,120,064
Souza Cruz S.A. (Tobacco)                                          139,000       1,923,354
                                                                              ------------
                                                                                 4,652,894
                                                                              ------------

CHINA--1.7%
Espirit Holdings Ltd. (Apparel Retail)                             264,500       1,861,495

FRANCE--1.1%
M6 Metropole Television (Broadcasting & Cable TV)                   47,700       1,224,124

HONG KONG--1.0%
Li & Fung Ltd. (Trading Companies & Distributors)                  551,000       1,110,083

INDIA--7.5%
Bharti Tele-Ventures Ltd. (Integrated Telecommunication
   Services)(b)                                                    185,300       1,442,994
HDFC Bank Ltd. ADR (Diversified Banks)                              52,500       2,603,475
Infosys Technologies Ltd. (IT Consulting & Other Services)          70,800       4,131,811
                                                                              ------------
                                                                                 8,178,280
                                                                              ------------

IRELAND--4.4%
Anglo Irish Bank Corp. (Regional Banks)                            350,054       4,800,464


                                                                 SHARES           VALUE
                                                             -------------    ------------
JAPAN--7.4%
Daito Trust Construction Co. Ltd. (Homebuilding)                    35,900    $  1,749,183
Millea Holdings, Inc. (Property & Casualty Insurance)                  204       3,357,466
Toyota Motor Corp. (Automobile Manufacturers)                       63,000       3,042,447
                                                                              ------------
                                                                                 8,149,096
                                                                              ------------

MEXICO--3.6%
America Movil S.A. de C.V. Series L (Wireless
   Telecommunication Services)                                      73,200       2,102,304
Grupo Modelo, S.A. de C.V. (Brewers)                               557,200       1,881,612
                                                                              ------------
                                                                                 3,983,916
                                                                              ------------

NETHERLANDS--1.4%
TPG NV (Air Freight & Logistics)                                    58,600       1,576,436

SOUTH AFRICA--2.2%
Remgro Ltd. (Industrial Conglomerates)                             138,000       2,403,677

SOUTH KOREA--5.9%
Amorepacific Corp. (Personal Products)                               5,548       1,797,617
KT&G Corp. (Tobacco)                                                40,500       1,790,816
Lotte Chilsung Beverage Co. Ltd. (Soft Drinks)                       1,323       1,123,107
S1 Corp. (Specialized Consumer Services)                            43,390       1,789,604
                                                                              ------------
                                                                                 6,501,144
                                                                              ------------

SPAIN--8.7%
Enagas (Oil & Gas Storage & Transportation)                        268,400       4,718,140
Red Electrica de Espana (Electric Utilities)                       173,900       4,809,530
                                                                              ------------
                                                                                 9,527,670
                                                                              ------------

SWITZERLAND--11.7%
Kuhene & Nagel International AG (Marine)                             9,357       2,507,582
Lindt & Spruengli AG (Packaged Foods & Meats)                        1,052       1,771,790
Nestle S.A. Registered Shares (Packaged Foods & Meats)               9,950       2,937,955
Novartis AG ADR (Pharmaceuticals)                                   28,900       1,514,360
Roche Holding AG (Pharmaceuticals)                                  15,600       2,334,854
UBS AG Registered Shares (Diversified Capital Markets)              19,400       1,785,047
                                                                              ------------
                                                                                12,851,588
                                                                              ------------

UNITED KINGDOM--25.9%
Barrat Developments plc (Homebuilding)                             123,976       1,936,037
British American Tobacco plc (Tobacco)                             235,579       5,113,705

PHOENIX FOREIGN OPPORTUNITIES FUND

                                                                 SHARES           VALUE
                                                             -------------    ------------
UNITED KINGDOM--(CONTINUED)
Cadbury Schweppes plc (Packaged Foods & Meats)                     214,371    $  2,047,836
Diageo plc (Distillers & Vintners)                                 181,781       2,616,026
Imperial Tobacco Group plc (Tobacco)                               115,992       3,441,147
Kensington Group plc (Consumer Finance)                            202,200       2,650,051
Northern Rock plc (Regional Banks)                                 188,258       2,702,655
Reckitt Benckiser plc (Personal Products)                           40,905       1,260,948
Royal Bank of Scotland Group plc (Diversified Banks)                88,534       2,517,952
Signet Group plc (Specialty Stores)                                  2,354           4,187
Tesco plc (Food Retail)                                            784,094       4,096,918
                                                                              ------------
                                                                                28,387,462
                                                                              ------------

UNITED STATES--1.4%
News Corp. - Class B (Movies & Entertainment)                       98,100       1,538,062
------------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $91,390,890)                                                  105,837,393
------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.5%
(IDENTIFIED COST $91,390,890)                                                  105,837,393
------------------------------------------------------------------------------------------


                                                               PAR VALUE
                                                                 (000)            VALUE
                                                             -------------    ------------
SHORT-TERM INVESTMENTS--2.3%

COMMERCIAL PAPER(d)--2.3%
UBS Finance Delaware LLC 4.02%, 12/1/05                             $2,570       2,570,000
------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,570,000)                                                     2,570,000
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $93,960,890)                                                  108,407,393(a)

Other assets and liabilities, net--1.2%                                          1,298,680
                                                                              ------------
NET ASSETS--100.0%                                                            $109,706,073
                                                                              ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,847,411 and gross depreciation of $787,797 for federal income tax purposes. At November 30, 2005, the aggregate cost of securities for federal income tax purposes was $94,347,779.

(b)   Non-income producing.

(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d)   The rate shown is the discount rate.

PHOENIX FOREIGN OPPORTUNITIES FUND

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Air Freight & Logistics                                             1.5%
Apparel Retail                                                      1.8
Automobile Manufacturers                                            2.9
Brewers                                                             1.8
Broadcasting & Cable TV                                             1.1
Casinos & Gaming                                                    1.2
Consumer Finance                                                    2.5
Distillers & Vintners                                               2.5
Diversified Banks                                                   4.8
Diversified Capital Markets                                         1.7
Diversified Metals & Mining                                         1.1
Electric Utilities                                                  4.5
Food Retail                                                         7.5
Homebuilding                                                        3.5
IT Consulting & Other Services                                      3.9
Industrial Conglomerates                                            2.3
Integrated Telecommunication Services                               1.4
Investment Banking & Brokerage                                      1.7
Marine                                                              2.4
Movies & Entertainment                                              1.4
Oil & Gas Storage & Transportation                                  4.4
Packaged Foods & Meats                                              6.4
Personal Products                                                   2.9
Pharmaceuticals                                                     3.6
Property & Casualty Insurance                                       3.2
Real Estate Management & Development                                2.0
Regional Banks                                                      8.6
Soft Drinks                                                         1.1
Specialized Consumer Services                                       1.7
Specialty Stores                                                    0.0*
Tobacco                                                            11.6
Trading Companies & Distributors                                    1.0
Wireless Telecommunication Services                                 2.0
                                                                 ------
                                                                  100.0%
                                                                 ======

*Amount is less than 0.05%

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Adviser Trust in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis. On November 30, 2005, the Foreign Opportunities Fund utilized fair value pricing for its foreign common stock.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX ADVISER TRUST
NOTES TO SCHEDULES OF INVESTMENTS
NOVEMBER 30, 2005 (UNAUDITED)

E. FORWARD CURRENCY CONTRACTS

      Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At November 30, 2005, the Foreign Opportunities Fund had entered into forward currency contracts as follows:

                                                                 NET
                         IN                                      UNREALIZED
CONTRACT TO           EXCHANGE        SETTLEMENT                 APPRECIATION
RECEIVE                 FOR              DATE         VALUE      (DEPRECIATION)
-------                 ---              ----         -----      --------------
AUD 6,533,000      USD 4,887,338       4/13/06     $ 4,969,948      $ 82,610
CHF 13,400,000     USD 10,555,787      4/28/06      10,778,021       222,234
EUR 7,000,000      USD 8,461,740       4/28/06       8,603,303       141,563
GBP 11,711,000     USD 20,476,295      4/13/06      20,700,601       224,306
INR 198,316,000    USD 4,300,000       11/07/06      4,307,725         7,725
JPY 245,000,000    USD 2,123,271       5/09/06       2,160,051        36,780
KOR 4,453,830,000  USD 4,260,000       5/10/06       4,206,168       (53,832)
                                                                 -----------
                                                                    $661,386

AUD Australian Dollar                    INR Indian Rupee
CHF Swiss Franc                          JPY Japanese Yen
EUR Euro                                 KOR Korean Won
GBP Great British Pound                  USD United States Dollar

NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   Phoenix Adviser Trust
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                               George R. Aylward, Executive Vice President
                               (principal executive officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                               George R. Aylward, Executive Vice President
                               (principal executive officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                               Nancy G. Curtiss, Chief Financial Officer and Treasurer
                               (principal financial officer)

Date     January 30, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.